Annual Fund Operating Expenses (American Asset Allocation Trust)	12 Months Ended
	May 01, 2011
Series I, American Asset Allocation Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.30%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.03%
Total fund operating expenses	0.93%
Series II, American Asset Allocation Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.30%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.03%
Total fund operating expenses	1.08%
Series III, American Asset Allocation Trust
Operating Expenses:
Share Class	Series III	[1]
Management fee	0.30%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.58%

[1]	The table reflects the combined fees of the feeder fund and the master fund.